Commitments and Contingencies- Additional Information (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2018 item	Sep. 30, 2016 patent	Mar. 31, 2021	Dec. 31, 2020
Minimum
Loss Contingencies [Line Items]
Remaining commitment period			1 month	1 month
Maximum
Loss Contingencies [Line Items]
Remaining commitment period			1 year	1 year
Quanergy Litigation
Loss Contingencies [Line Items]
Number of patents allegedly infringed	2	1
Number of claims filed	2